PROPERTY AND EQUIPMENT, NET - Movement of impairment for property and equipment (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
PROPERTY AND EQUIPMENT, NET
Beginning of year	$ 14,763	$ 15,110
Addition	0	0
Exchange rate adjustment	(340)	(655)
End of year	$ 14,423	$ 14,455